Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,415	$ 16,138	$ 228	$ 88,277
Prepaid expenses	2,019	71,081	3	1,372
Accounts receivable	127		15
Prepaid income taxes		34,552
Total current assets	6,561	121,771	246	89,649
Finance lease assets			21
Operating lease assets	88		121
Property and equipment, net	169		52
Deferred offering costs				368,802
Investments held in Trust Account		121,961,421
Total Assets	6,818	122,083,192	440	458,451
Current liabilities:
Accounts payable	1,446	685,018	172
Accrued liabilities	804	46,140	48
Finance lease liabilities			3
Operating lease liabilities	53		46
Term loan			40
Promissory note payable			37
Convertible debentures			1,142
Accrued offering costs		70,000		142,138
Total current liabilities	2,303	986,158	1,488	442,138
Deferred underwriting fee payable		3,450,000
Forward Purchase Agreement	20,622	2,650,000
Promissory note payable			263
Operating lease liabilities	35		74
Total Liabilities	22,960	7,086,158	1,825	442,138
Class A ordinary shares subject to possible redemption, $0.0001 par value, 11,500,000 and 0 shares at redemption value of $10.60 and $0 per share as of December 31, 2023 and December 31, 2022, respectively		121,861,421
Shareholders’ Equity (Deficit):
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common Stock Value	72,351		5,083
Additional paid-in capital	(75,508)		55	24,712
Subscription receivable				(206)
Accumulated deficit	(12,985)	(6,864,948)	(6,523)	(8,687)
Total Shareholders’ Equity (Deficit)	(16,142)	(6,864,387)	(1,385)	16,313
Total Liabilities and Shareholders’ Equity (Deficit)	$ 6,818	122,083,192	$ 440	458,451
Class A Ordinary Shares
Shareholders’ Equity (Deficit):
Common Stock Value		67
Class B Ordinary Shares
Shareholders’ Equity (Deficit):
Common Stock Value		494		494
Related Party
Current liabilities:
Accrued expenses - related party		10,000
Promissory note - related party		$ 175,000		$ 300,000